PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

	September 30, 2023	December 31, 2022
Prepaid research and development	$581,985	$1,300,473
Prepaid insurance	547,776	445,583
Other prepaid expenses	45,206	101,425
Other current assets	8,000	-
Total prepaid expenses and other current assets	$1,182,967	$1,847,481

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2022	2021
Prepaid research and development	$1,300,473	$2,124,008
Prepaid insurance	445,583	733,234
Other prepaid expenses	101,425	74,173
Total prepaid expenses and other current assets	$1,847,481	$2,931,415